Leases - Additional information (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Weighted average incremental borrowing rate	9.17%	7.77%
Interest expense on lease liabilities	$ 5,789	$ 5,118	$ 5,074
Expense relating to leases of low-value assets for which recognition exemption has been used	841	112	508
Cash flows	(8,805)	(11,184)	56,283
Lease liabilities
Statement [Line Items]
Cash flows	$ (15,108)	$ (12,325)	$ (9,810)
Retail Stores
Statement [Line Items]
Operating lease term	15 years
Retail Stores | Top of range
Statement [Line Items]
Operating lease term	5 years
Retail Stores | Bottom of range
Statement [Line Items]
Operating lease term	3 years
Office Space | Top of range
Statement [Line Items]
Operating lease term	5 years
Office Space | Bottom of range
Statement [Line Items]
Operating lease term	3 years
Vehicles, Servers and Equipment | Top of range
Statement [Line Items]
Operating lease term	5 years
Vehicles, Servers and Equipment | Bottom of range
Statement [Line Items]
Operating lease term	3 years
IT Equipment | Top of range
Statement [Line Items]
Operating lease term	1 year
IT Equipment | Bottom of range
Statement [Line Items]
Operating lease term	3 years